Income Taxes Components of income (loss) before income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (239)	$ (101)	$ (108)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(123)	(6)	43
(Loss) income before income taxes and losses from unconsolidated entities	$ (362)	$ (107)	$ (65)